Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 279,177	$ 259,492
Investment securities	307
Accounts receivable, net	809	2,432
Inventories	32,875	46,273
Other receivables, net	79,970	55,004
Intangible assets	21,396	6,406
Tax recoverable	1,279	2,543
Total current assets	455,395	441,188
Non-current assets:
Operating lease, right-of-use asset	377	921
Property, plant and equipment, net	28,048	12,553
Goodwill	72	72
Total non-current assets	28,497	13,546
Total assets	483,892	454,734
Current liabilities:
Accrued liabilities	15,192	20,385
Accounts payable	36,740	12,834
Operating lease liabilities	377	544
Tax payable	77	94
Other payables	7,492	11,081
Total current liabilities	61,519	45,581
Non-current liabilities:
Operating lease liabilities		377
Total non-current liabilities		377
Total liabilities	61,519	45,958
Shareholders’ equity
Ordinary shares, $0.001 par value, 6,000,000,000 shares authorized, 6,099,608,450 Class A shares and 698,562,525 Class B shares issued and outstanding as of December 31, 2023. 3,183,736,378 Class A shares and 198,162,525 Class B shares issued and outstanding as of December 31, 2022, respectively	665	374
Statutory Reserve	161	59
Additional paid-in capital	730,345	705,488
Accumulated deficit	(276,672)	(272,919)
Accumulated other comprehensive income	(28,512)	(23,400)
Non-controlling interests	(3,614)	(826)
Total shareholders’ equity	422,373	408,776
Total liabilities and shareholders’ equity	483,892	454,734
Related Party
Current assets:
Amount due from related parties	39,582	69,038
Current liabilities:
Amount due to related parties	$ 1,641	$ 643